ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Schedule of Shares Reserved For Future Issuance (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total shares of ordinary share reserved	39,638,471	38,007,975
Redeemable convertible preferred shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	5,000,000	0
Ordinary share warrants
Class of Stock [Line Items]
Total shares of ordinary share reserved	2,076,014	1,955,725
Share options
Class of Stock [Line Items]
Total shares of ordinary share reserved	4,250,988	6,379,785
Options to restricted shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	20,046,080	20,217,940
RSUs
Class of Stock [Line Items]
Total shares of ordinary share reserved	3,034,203	479,497
Shares available for future grant of equity awards
Class of Stock [Line Items]
Total shares of ordinary share reserved	5,231,186	8,975,028